Fair Value Measurements, Derivative Instruments and Hedging Activities - Fuel Derivatives Outstanding (Detail)	1 Months Ended
	Nov. 30, 2012		Nov. 30, 2013 bbl
Fuel Derivatives 2014 Maturity November 2011 Transaction Date
Derivative [Line Items]
Transaction Dates	2011-11	[1]
Barrels			2,112,000	[1]
Weighted-Average Floor Price			85	[1]
Weighted-Average Ceiling Price			114	[1]
Fuel Derivatives 2014 Maturity February 2012 Transaction Date
Derivative [Line Items]
Transaction Dates	2012-02	[1]
Barrels			2,112,000	[1]
Weighted-Average Floor Price			88	[1]
Weighted-Average Ceiling Price			125	[1]
Fuel Derivatives 2014 Maturity June 2012 Transaction Date
Derivative [Line Items]
Transaction Dates	2012-06	[1]
Barrels			2,376,000	[1]
Weighted-Average Floor Price			71	[1]
Weighted-Average Ceiling Price			116	[1]
Fuel Derivatives 2014 Maturity May 2013 Transaction
Derivative [Line Items]
Transaction Dates	2013-05	[1]
Barrels			1,728,000	[1]
Weighted-Average Floor Price			85	[1]
Weighted-Average Ceiling Price			108	[1]
Fuel Derivatives 2014 Maturity
Derivative [Line Items]
Barrels			8,328,000	[1]
Percent of Estimated Fuel Consumption			43.00%	[1]
Fuel Derivatives 2015 Maturity November 2011 Transaction Date
Derivative [Line Items]
Transaction Dates	2011-11	[1]
Barrels			2,160,000	[1]
Weighted-Average Floor Price			80	[1]
Weighted-Average Ceiling Price			114	[1]
Fuel Derivatives 2015 Maturity February 2012 Transaction Date
Derivative [Line Items]
Transaction Dates	2012-02	[1]
Barrels			2,160,000	[1]
Weighted-Average Floor Price			80	[1]
Weighted-Average Ceiling Price			125	[1]
Fuel Derivatives 2015 Maturity June 2012 Transaction Date
Derivative [Line Items]
Transaction Dates	2012-06	[1]
Barrels			1,236,000	[1]
Weighted-Average Floor Price			74	[1]
Weighted-Average Ceiling Price			110	[1]
Fuel Derivatives 2015 Maturity April 2013 Transaction Date
Derivative [Line Items]
Transaction Dates	2013-04	[1]
Barrels			1,044,000	[1]
Weighted-Average Floor Price			80	[1]
Weighted-Average Ceiling Price			111	[1]
Fuel Derivatives 2015 Maturity May 2013 Transaction Date
Derivative [Line Items]
Transaction Dates	2013-05	[1]
Barrels			1,884,000	[1]
Weighted-Average Floor Price			80	[1]
Weighted-Average Ceiling Price			110	[1]
Fuel Derivatives 2015 Maturity
Derivative [Line Items]
Barrels			8,484,000	[1]
Percent of Estimated Fuel Consumption			43.00%	[1]
Fuel Derivatives 2016 Maturity June 2012 Transaction Date
Derivative [Line Items]
Transaction Dates	2012-06	[1]
Barrels			3,564,000	[1]
Weighted-Average Floor Price			75	[1]
Weighted-Average Ceiling Price			108	[1]
Fuel Derivatives 2016 Maturity February 2013 Transaction Date
Derivative [Line Items]
Transaction Dates	2013-02	[1]
Barrels			2,160,000	[1]
Weighted-Average Floor Price			80	[1]
Weighted-Average Ceiling Price			120	[1]
Fuel Derivatives 2016 Maturity April 2013 Transaction Date
Derivative [Line Items]
Transaction Dates	2013-04	[1]
Barrels			3,000,000	[1]
Weighted-Average Floor Price			75	[1]
Weighted-Average Ceiling Price			115	[1]
Fuel Derivatives 2016 Maturity
Derivative [Line Items]
Barrels			8,724,000	[1]
Percent of Estimated Fuel Consumption			44.00%	[1]
Fuel Derivatives 2017 Maturity February 2013 Transaction Date
Derivative [Line Items]
Transaction Dates	2013-02	[1]
Barrels			3,276,000	[1]
Weighted-Average Floor Price			80	[1]
Weighted-Average Ceiling Price			115	[1]
Fuel Derivatives 2017 Maturity April 2013 Transaction Date
Derivative [Line Items]
Transaction Dates	2013-04	[1]
Barrels			2,028,000	[1]
Weighted-Average Floor Price			75	[1]
Weighted-Average Ceiling Price			110	[1]
Fuel Derivatives 2017 Maturity
Derivative [Line Items]
Barrels			5,304,000	[1]
Percent of Estimated Fuel Consumption			27.00%	[1]

[1]	Fuel derivatives mature evenly over each month within the above fiscal periods.